Supplemental Condensed Balance Sheet Information - Schedule of Accrued Other (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business [Abstract]
Refund liability	$ 14,521	$ 14,544	$ 8,306
Deferred social security taxes - COVID	0	378	378
Excise taxes payable	2,700	0
Less: current portion of lease liabilities	630	425	0
Other	5,126	2,453
Total accrued other	$ 22,977	$ 17,800	$ 13,792
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued other	Total accrued other